Fair Value Measurements (Details) (Restricted Cash Equivalents Held In Trust Account [Member], USD $)	Jun. 30, 2012
Assets, Fair Value Disclosure, Recurring	$ 64,666,270
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Recurring	64,666,270
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Recurring	0
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Recurring	$ 0